GOF P-2

                            SUPPLEMENT FOR THE PERIOD
                        JANUARY 1, 2001 TO APRIL 16, 2001
                              TO THE PROSPECTUS OF


TEMPLETON FUNDS, INC.
(Templeton Foreign and World Funds) dated January 1, 2001

TEMPLETON GLOBAL SMALLER COMPANIES FUND
dated January 1, 2001

TEMPLETON GROWTH FUND, INC.
dated January 1, 2001

TEMPLETON GLOBAL BOND FUND
dated January 1, 2001

FRANKLIN CUSTODIAN FUNDS, INC.
(Growth, DynaTech, Income, Utilities and U.S. Government Securities Series) dated February 1, 2000

FRANKLIN RISING DIVIDENDS FUND
dated February 1, 2000

FRANKLIN INVESTORS SECURITIES TRUST
(FIST 1 - Franklin Convertible Securities, Equity Income, Global Government Income and Short-Intermediate U.S. Government Securities Funds)
(FIST 2 - Franklin Adjustable U.S. Government Securities Fund, Adjustable Rate Securities Fund and Bond Funds) dated March 1, 2000

FRANKLIN VALUE FUND
dated March 1, 2000

FRANKLIN BALANCE SHEET INVESTMENT FUND
dated March 1, 2000

FRANKLIN MICROCAP VALUE FUND
dated March 1, 2000

FRANKLIN LARGE CAP VALUE FUND
dated March 1, 2000

FRANKLIN TEMPLETON GLOBAL TRUST
(Franklin Templeton Global Currency and Hard Currency Funds) dated
March 1, 2000

FRANKLIN TEMPLETON INTERNATIONAL TRUST
(Templeton Foreign Smaller Companies and Pacific Growth Funds) dated
March 1, 2000

TEMPLETON DEVELOPING MARKETS TRUST
dated May 1, 2000

TEMPLETON GLOBAL OPPORTUNITIES TRUST
dated May 1, 2000

FRANKLIN MUTUAL SERIES FUND INC.
(Mutual Beacon, Financial Services, Qualified, Shares, Discovery and European Funds) dated May 1, 2000

TEMPLETON GLOBAL INVESTMENT TRUST
(Templeton International and Latin America Funds) dated August 1, 2000

FRANKLIN STRATEGIC SERIES
(FSS1 - Franklin Aggressive Growth, California Growth,
Large Cap Growth, Small Cap Growth Fund I and
Small Cap Growth Fund II)
(FSS2 - Franklin Biotechnology Discovery, Technology,
Global Health Care, Global Communications and Natural Resources Funds) Franklin Blue Chip Fund dated September 1, 2000

FRANKLIN REAL ESTATE SECURITIES FUND
dated September 1, 2000

FRANKLIN'S AGE HIGH INCOME FUND
dated October 1, 2000

FRANKLIN GROWTH AND INCOME FUND
dated November 1, 2000

FRANKLIN GOLD & PRECIOUS METALS FUND
dated December 1, 2000

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
(Franklin Templeton Conservative Target, Moderate Target and Growth Target Funds) dated December 1, 2000

The following paragraph is added to the section "Dealer compensation" of the prospectuses for the Franklin Templeton funds listed above:

During the period January 1, 2001 through April 16, 2001, Distributors will reallow the entire front-end sales charge to the securities firm of A.G. Edwards & Sons, Inc. (AG Edwards) on purchases of Class A shares of the funds for IRA accounts for which Franklin Templeton Bank & Trust Company or AG Edwards, or an affiliate, serves as the custodian.

Please keep this supplement for future reference.